Expense Example - BlackRock Advantage Large Cap Value V.I. Fund	May 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	1,257
Class II
Expense Example:
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	577
Expense Example, with Redemption, 10 Years	1,392
Class III
Expense Example:
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	$ 1,544